UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2023

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

(a)

Semper MBS Total Return Fund

Class A – SEMOX

Investor Class – SEMPX

Institutional Class – SEMMX

Semper Short Duration Fund

Investor Class – SEMRX

Institutional Class – SEMIX

Semi-Annual Report
May 31, 2023

SEMPER FUNDS

Table of Contents

Shareholder Letter	1
Allocation of Portfolio Assets	8
Expense Example	10
Schedules of Investments	12
Statements of Assets and Liabilities	30
Statements of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	38
Notes to Financial Statements	43
Notice to Shareholders	58
Approval of Investment Advisory Agreement	59
Approval of Sub-Advisory Agreement	63
Householding	66
Privacy Notice	67

SEMPER FUNDS

July 11, 2023

Dear Shareholder,

The first six months of the Semper Funds’ 2023 fiscal year ending November 30, 2023 have generally been a positive story, especially in contrast to the prior year during which the Federal Reserve moved from an accommodative monetary policy to unprecedented tightening, highlighted by 10 consecutive rate hikes totaling 5% between March ‘22 and May ‘23. The portion of the domestic bond market consisting of structured credit including non-agency mortgage-backed securities (RMBS) and narrow portions of the commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and collateralized loan obligations (CLO) sectors in which the Semper MBS Total Return Fund (Total Return Fund) and the Semper Short Duration Fund (Short Duration Fund) are invested generally performed well despite the many challenges facing the U.S. economy and capital markets.

As the fiscal year began last December, the Federal Reserve raised their target Fed Funds rate by 50 basis points following several 75 basis point moves. In February they added a 25 basis point increase, adding clarity to market sentiment that the Fed expected that they were approaching the likely end of the tightening cycle. Rates remained volatile, but credit sectors mostly rallied on this prospect, supporting stronger performance in December and into the new calendar year. Most sectors of the bond market rallied on the prospect of the Fed approaching the end of its tightening cycle.

However, the rebound in securitized debt sectors – other than government guaranteed agency MBS – was slower to emerge during this period when compared to corporates and other bond sectors, largely due to concerns over the likelihood, timing, and severity of a 2023 recession and the impact this could have on housing and homeowners. We observed heightened caution surrounding housing and even more so on commercial real estate markets along with RMBS and CMBS bonds. However, the combination of much lower new issue supply as rising mortgage rates slowed mortgage refinancing and home buying activity, combined with persistently strong credit performance by both the bonds and underlying loans in the RMBS sector, and the extremely compelling relative value between relatively rich corporate bonds and relatively attractive RMBS across the credit rating spectrum finally combined to build meaningful support for RMBS in December and especially in January and into February.

SEMPER FUNDS

One catalyst supporting this emerging strength was a change in the direction of fixed income mutual fund flows, shown in the below graph. After a year of net outflows from all bond funds including securitized debt funds, inflows began to take hold in early January. This heightened demand for bonds supported the rally across all sectors including securitized debt.

Source: Bloomberg

Following two strong months of performance, the bond market again took a turn for the worse in February as surprisingly strong employment data led to heightened expectations for additional Fed tightening. Rates spiked higher, and agency MBS spreads along with volatility rose. The RMBS performed well in February with the exception of the most rate sensitive profiles, benefitting from generally lower duration and continued strong credit fundamentals. As quickly as rates rose in February, they reversed course and declined in March while spreads widened as the regional banking crisis emerged with the failure of three regional banks and its implications for weakening asset values and economic growth, especially across commercial real estate. In April, volatility began to subside somewhat although the overhang of the banking crisis, Fed policy, and inflation remained. Rates turned higher once again in May with continued strong employment and better but still too high inflation. Agency MBS again underperformed – yields and spreads approached Great Financial Crisis levels, but RMBS continued to strengthen.

SEMPER FUNDS

Despite this year’s overall strength in RMBS and meaningful spread tightening in most sectors, we believe that yields and yield spreads remain extremely attractive on an absolute basis and on a relative basis versus corporate bonds as highlighted in the below graph.

Source:  Semper Capital and Bloomberg

➣	Corporate spreads continued to defy economic projections, with credit curve flattening despite rising downgrade activity

➣	Agency spreads widened to near GFC (Global Financial Crisis)-levels with higher rate volatility and market uncertainty created by the regional bank failures and subsequent FDIC liquidation program

➣	Prime Jumbo 2.0 widened in sympathy with Agencies coupled with bank lending and refinancing concerns

➣	BBB CRE CLO and other CMBS apart from multi-family widened based on regional bank lending and office collateral concerns

Fund Updates

The Total Return Fund and the Short Duration Fund each generated positive performance during the six month period from a combination of high current yield which supported rising dividend distributions, and some price appreciation in underlying bonds as yield spreads contracted for most structured credit sectors after reaching their widest levels last November since the beginning of the pandemic and since the Great Financial Crisis in the 2008-2009 time frame before that.

The Total Return Fund net performance for the six months ended May 31, 2023 for the Institutional Class was 6.33%, for the Investor Class net performance was 6.32%, and for the Class A net performance was 6.31% without the maximum 2.00% front-end sales load and 4.19% including the front-end sales load. The performance of the Bloomberg U.S. Mortgage-Backed Securities Index, the Fund’s benchmark index, during the first half of the fiscal year was 1.85%. Performance of the Bloomberg U.S. Aggregate Index, which represents the overall U.S. investment grade bond market was 2.00%.

SEMPER FUNDS

The primary source of performance for the Total Return Fund fiscal year to date was interest income of nearly 3.75%. Price appreciation added about 2.25%, and gains on principal paydowns contributed about 0.7%. More than 3% of this performance was contributed by the Fund’s approximately 22% allocation in Agency Credit Risk Transfer (CRT) bonds.

The Short Duration Fund net performance for the six months ended May 31, 2023 for the Institutional Class was 4.67%, and for the Investor Class was 4.43%. The performance of the Bloomberg 1-3 Year U.S. Government Index during this same period was 1.69%. The performance of the benchmark Bloomberg 1-3 Year U.S. Treasury Index was 1.68%. The Short Duration Fund’s primary positive contributor to performance was interest income, totaling about 3%, and price appreciation of about 1.9%. The Fund’s 25% allocation to CRT bonds contributed 2.1% of this performance, and Mortgage Insurance bonds contributed an additional 0.9% to performance.

Both Funds’ primary strategies have remained unchanged. The Total Return Fund, under normal market conditions, invests at least 80% of its net assets in MBS, and seeks to provide a high level of risk-adjusted current income and capital appreciation. The Fund’s largest allocation remains to RMBS, as it has been since inception of the Fund in 2013. The May 31st allocation to RMBS totaled 86%. Approximately 18% of this allocation consisted of bonds supported by collateral with 1 – 3 years of seasoning; 25% with 3 – 5 years of seasoning; and 11% with 5 – 10 years of seasoning, and 45% with 10-years or more seasoning. This significant level of seasoning remains important because the more seasoned loans have generally built up substantial levels of home equity, an important source of borrower’s credit quality and overall bond credit support in what could be a weaker economy going forward.

Because of much higher mortgage rates and still very high home prices, we have seen a sharply lower level of mortgage origination which in turn is leading to a much lower supply of RMBS new issues as shown in the below graphs. This has increasingly forced institutional investors to look to the secondary market for investment opportunities. This growing demand for more seasoned profiles like those held in both Funds is another source of price support and potential performance.

SEMPER FUNDS

The RMBS held in the Total Return Fund included a 16% allocation to Legacy bonds – bonds issued before 2008; an 18% allocation to Prime Jumbo 2.0 and Non-Qualified Mortgage bonds (Non-QM), generally issued in the last few years; a 22% allocation to CRT bonds issued by Fannie Mae and Freddie Mac, which are not government guaranteed but are supported by pools of high quality Agency quality loans; and a 4% allocation to Single Family Rental bonds (SFR), bonds issued by single family home rental management companies. The Fund also had a 13% allocation to CMBS, primarily multi-family housing securities.

The Fund’s duration shortened modestly to 1.9 years from 2.3 years six months earlier. The Fund has a 70% allocation to floating rate mortgage securities which has served to keep duration short as well as increasing the Fund’s average coupon, yield and dividend distribution over the last year. The Fund’s average coupon rose from 6.55% to 7.38% from last November 30th to May 31st, contributing to the May annualized distribution yield of 9.5%, an increase of 1% versus November. The average bond price in the Fund rose to $84.01 from $82.30 six months earlier.

Similar to the Total Return Fund, the Short Duration Fund is invested in securitized debt credit sectors including MBS, CMBS, ABS, and senior tranches of collateralized loan obligations (CLO) rated AAA. Unlike the Total Return Fund which is highly concentrated in RMBS with an emphasis on mezzanine and subordinated bonds offering significant total return potential, the Short Duration Fund’s investments are more diversified and focused on senior bonds across the listed securitized debt subsectors. Additionally, the Fund is well positioned for a rising interest rate environment. The Fund maintains significant diversification with no more than 25% allocated to any of its sectors. We are maintaining a low duration to minimize interest rate sensitivity, through the purchase of securities generally with average lives under three years and many with floating rate coupons. Duration increased modestly to 0.46 years as of May 31st compared to 0.30 years six months earlier. The floating rate component of the Fund declined to about 82% from 90% from November 30th, 2022, as we sought to increase the allocation to short maturity, fixed rate securities in advance of the Fed likely reaching the terminal Fed Funds rate in 2023. In order to reduce the floating rate allocation, we increased the allocation to ABS, primarily fixed rate, to 9% from 2% six months earlier, and we decreased the allocation to RMBS, AAA CLOs, and CMBS – primarily floating rate – from 24%, 23% and 24%, to 21%, 19% and 23%, respectively. The allocation to Agency CRT bonds remained at close to 25%.

SEMPER FUNDS

The average price of the Fund’s bonds increased from $95.2 to $96.4 and the average bond coupon increased from 5.9% to 6.4% during the six month period. This supported a higher annualized dividend distribution yield of 6.3% in May also a 1% increase from last November, and an SEC yield of 6.53%. 86% of the Fund’s assets were rated investment grade, with positive credit trends continuing.

We believe that both Funds can continue to benefit from today’s continuing value proposition across the RMBS and other structured credit sectors, supported by:

•	Very high current yields with bonds still trading at a significant discount to par

•	Resilient strength in the residential housing sector where we have witnessed four consecutive months of price increases nationally after a relatively minor 4% correction over the previous year

•	Strength in mortgage fundamental credit trends with delinquencies remaining near record lows

•	Favorable bond and structured credit market technicals characterized by stronger demand and very limited new supply, especially in the RMBS sector

Sincerely,

Semper Capital Management, L.P.

Past performance is not a guarantee of future results.

Opinions expressed are those of Semper Capital Management, L.P., the Semper MBS Total Return Fund’s and the Semper Short Duration Fund’s investment adviser, and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible.

The Funds invest in debt securities: As interest rates rise, the value of debt securities decrease; whereas prepayment risk tends to occur during periods of declining interest rates. This risk is usually greater for longer-term debt securities. Recent turbulence in the financial markets and reduced liquidity in credit and fixed-income markets may have an adverse effect on the Funds. Investments in mortgage-backed and asset-backed securities include additional risks that investors should be aware of such as credit risk, interest rate risk, prepayment risk, real estate market risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. Accordingly, the Funds may not be suitable for all investors.

In addition, the MBS Total Return Fund invests in lower-rated and non-rated securities that present a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses to those securities may exceed the original amount invested by the Fund. The Fund may invest in securities that are less liquid which can be difficult to sell. The Fund may use certain types of investment derivatives such as futures, forwards, and swaps. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities. The Fund may invest in To Be Announced (“TBA”) securities which involve interest rate and investment exposure risks. The Fund may invest in when-issued securities which may involve less favorable prices for securities, when delivered, and failure to deliver securities could cause a loss to the Fund.

SEMPER FUNDS

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete listing of Fund holdings, please refer to the schedule of investments in this report.

Diversification does not assure a profit nor protect against loss in a declining market.

The Bloomberg U.S. MBS Index covers agency mortgage-backed pass-through securities – both fixed-rate and hybrid ARM – issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Pool aggregates must have at least $250 million outstanding with a weighted average maturity of at least one year.

The Bloomberg 1-3 Year U.S. Government Index covers U.S. Treasury and agency securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years. This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.

The Bloomberg 1-3 Year U.S. Treasury Index covers U.S. Treasury securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years. This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.

The Bloomberg U.S. Aggregate Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S.

One cannot invest directly in an index.

Effective Duration: Calculation for bonds with cash flow variability. It takes into account that expected cash flows will fluctuate as interest rates change.

Yield: Interest income divided by price for a bond or portfolio of bonds.

Yield to Maturity: Anticipated rate of return on a bond or portfolio of bonds if held until the maturity date.

30-Day SEC Yield: Standardized yield which is calculated based on a 30-day period ending on the last day of the previous month. It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

Par is the face value or nominal value of a bond.

Basis point equals 1/100th of 1%.

This report must be preceded or accompanied by a prospectus.

The Semper Funds are distributed by Quasar Distributors, LLC.

SEMPER MBS TOTAL RETURN FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2023 (Unaudited)

*	Includes Agency Credit Risk Transfer bonds, which are issued by but not guaranteed by Fannie Mae and Freddie Mac.

Percentages represent market value as a percentage of total investments.

SEMPER SHORT DURATION FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2023 (Unaudited)

*	Includes Agency Credit Risk Transfer bonds, which are issued by but not guaranteed by Fannie Mae and Freddie Mac.

Percentages represent market value as a percentage of total investments.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2023 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/22 – 5/31/23).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2023 (Unaudited), Continued

Total Return Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	12/1/22	5/31/23	12/1/22 – 5/31/23	Ratio(1)
Class A
Actual(2)	$1,000.00	$1,063.10	$6.22	1.21%

Hypothetical (5% return
before expenses)(3)	$1,000.00	$1,018.90	$6.09	1.21%

Investor Class
Actual(2)	$1,000.00	$1,063.20	$6.22	1.21%

Hypothetical (5% return
before expenses)(3)	$1,000.00	$1,018.90	$6.09	1.21%

Institutional Class
Actual(2)	$1,000.00	$1,063.30	$4.94	0.96%

Hypothetical (5% return
before expenses)(3)	$1,000.00	$1,020.14	$4.84	0.96%

(1)
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

(2)	Excluding interest and tax expense, the actual expenses would be $5.92, $5.92, and $4.63 for Class A, Investor Class, and Institutional Class, respectively.
(3)	Excluding interest and tax expense, the hypothetical expenses would be $5.79, $5.79, and $4.53 for Class A, Investor Class, and Institutional Class, respectively.

Short Duration Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	12/1/22	5/31/23	12/1/22 – 5/31/23	Ratio(1)
Investor Class
Actual	$1,000.00	$1,044.30	$4.33	0.85%

Hypothetical (5% return
before expenses)	$1,000.00	$1,020.69	$4.28	0.85%

Institutional Class
Actual	$1,000.00	$1,046.70	$3.06	0.60%

Hypothetical (5% return
before expenses)	$1,000.00	$1,021.94	$3.02	0.60%

(1)
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – NON-AGENCY – 0.7%
Farmer Mac Agricultural Real Estate Trust
Series 2023-1, Class B, 3.031%, 3/25/52 (a)(c)	$2,716,632	$1,791,281
Total Asset-Backed Securities – Non-Agency
(cost $1,547,219)		1,791,281

COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
Fannie Mae-Aces
Series 2006-M1, Class IO, 0.208%, 3/25/36 (a)(g)	1,044,569	11
GNMA REMIC Trust
Series 2012-25, Class IO, 0.398%, 8/16/52 (a)(g)	24,682	11
Government National Mortgage Association
Series 2002-28, Class IO, 0.979%, 1/16/42 (a)(g)	6,883	0
Series 2005-23, Class IO, 0.004%, 6/17/45 (a)(g)	113,810	0
Series 2006-68, Class IO, 0.480%, 5/16/46 (a)(g)	106,705	296
Total Commercial Mortgage-Backed Securities – Agency
(cost $21,785)		318

COMMERCIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 12.7%
Bayview Commercial Asset Trust
Series 2006-2A, Class M1, 5.448%
(1 Month LIBOR USD + 0.465%), 7/25/36 (c)(h)	600,318	551,739
Series 2006-2A, Class M3, 5.488%
(1 Month LIBOR USD + 0.525%), 7/25/36 (c)(h)	867,781	805,585
Series 2006-3A, Class M1, 5.648%
(1 Month LIBOR USD + 0.510%), 10/25/36 (c)(h)	723,324	673,894
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 8.723%
(SOFR30A + 3.750%), 1/25/51 (c)(h)	3,537,000	3,195,432
Series 2021-MN1, Class B1, 12.723%
(SOFR30A + 7.750%), 1/25/51 (c)(h)	3,043,000	2,904,444
Series 2021-MN3, Class B1, 11.823%
(SOFR30A + 6.850%), 11/25/51 (c)(h)	6,413,000	5,680,533
GMAC Commercial Mortgage Asset Corp.
Series 2005-DRUM, Class AIO, 0.171%, 5/10/50 (a)(c)(g)	137,602,395	2,225,416
Series 2012-BLIS, Class IO, 0.576%, 7/10/50 (c)(g)	27,352,921	1,490,772
Lehman Brothers Small Balance
Commercial Mortgage Trust
Series 2007-1A, Class M1, 5.638%
(1 Month LIBOR USD + 0.500%), 3/25/37 (c)(h)	5,881,000	5,379,664

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount	Value
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.388%
(1 Month LIBOR USD + 3.250%), 10/25/49 (c)(h)	$2,224,780	$2,121,584
Series 2019-01, Class B10, 10.638%
(1 Month LIBOR USD + 5.500%), 10/25/49 (c)(h)	2,384,000	2,116,710
Series 2020-01, Class M10, 8.888%
(1 Month LIBOR USD + 3.750%), 3/25/50 (c)(h)	1,000,000	940,355
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	2,245,802	1,769,340
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	196,122	181,136
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	240,374	202,625
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	493,603	423,668
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $32,210,704)		30,662,897

RESIDENTIAL MORTGAGE-BACKED SECURITIES – AGENCY – 23.5%
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 2B1, 11.738%
(1 Month LIBOR USD + 6.600%), 2/25/40 (c)(h)	3,900,000	3,794,650
Series 2020-SBT1, Class 1B1, 11.888%
(1 Month LIBOR USD + 6.750%), 2/25/40 (c)(h)	7,500,000	7,150,403
FNMA Grantor Trust
Series 2003-T2, Class A1, 5.418%
(1 Month LIBOR USD + 0.280%), 3/25/33 (h)	26,969	26,646
Series 2004-T3, Class 2A, 3.984%, 8/25/43 (a)	29,131	28,393
FNMA Pool
Class #888534, 5.000%, 8/1/37	6,022	6,000
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	61,550	59,034
Series 2007-W8, Class 1A5, 6.495%, 9/25/37 (a)	6,738	6,613
Freddie Mac Structured Agency Credit Risk
Series 2021-DNA2, Class B2, 10.973%
(SOFR30A + 6.000%), 8/25/33 (c)(h)	1,000,000	940,011
Series 2023-DNA2, Class M1B, 8.231%
(SOFR30A + 3.250%), 4/25/43 (c)(h)	3,500,000	3,516,406
Series 2019-FTR3, Class B2, 9.820%
(1 Month LIBOR USD + 4.800%), 9/25/47 (c)(h)	2,533,500	2,244,139
Series 2019-FTR4, Class B2, 10.138%
(1 Month LIBOR USD + 5.000%), 11/25/47 (c)(h)	2,800,000	2,492,828
Series 2019-DNA4, Class B2, 11.388%
(1 Month LIBOR USD + 6.250%), 10/25/49 (c)(h)	3,016,000	3,054,854
Series 2020-HQA5, Class B2, 12.373%
(SOFR30A + 7.400%), 11/25/50 (c)(h)	4,460,000	4,568,039

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1, Class B2, 9.973%
(SOFR30A + 5.000%), 8/25/33 (c)(h)	$1,450,000	$1,239,716
Series 2021-DNA3, Class B2, 11.223%
(SOFR30A + 6.250%), 10/25/33 (c)(h)	1,000,000	959,273
Series 2022-DNA4, Class M1B, 8.323%
(SOFR30A + 3.350%), 5/25/42 (c)(h)	2,000,000	2,020,910
Series 2022-DNA6, Class M1B, 8.673%
(SOFR30A + 3.700%), 9/25/42 (c)(h)	2,000,000	2,065,992
Series 2020-HQA1, Class B2, 10.238%
(1 Month LIBOR USD + 5.100%), 1/25/50 (c)(h)	4,179,000	3,888,908
Series 2020-DNA2, Class B2, 9.938%
(1 Month LIBOR USD + 4.800%), 2/25/50 (c)(h)	3,490,000	3,211,313
Series 2020-HQA2, Class B2, 12.738%
(1 Month LIBOR USD + 7.600%), 3/25/50 (c)(h)	4,250,000	4,395,745
Series 2020-DNA4, Class B2, 15.138%
(1 Month LIBOR USD + 10.000%), 8/25/50 (c)(h)	1,888,000	2,233,438
Series 2020-HQA4, Class B2, 14.538%
(1 Month LIBOR USD + 9.400%), 9/25/50 (c)(h)	1,780,000	2,055,822
Series 2020-DNA5, Class B2, 16.473%
(SOFR30A + 11.500%), 10/25/50 (c)(h)	1,810,000	2,224,597
Series 2020-DNA6, Class B2, 10.623%
(SOFR30A + 5.650%), 12/25/50 (c)(h)	2,750,000	2,655,744
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.645%, 12/25/46 (a)(c)	595,000	525,879
Series 2017-SC02, Class M2, 3.863%, 5/25/47 (a)(c)	1,411,000	1,275,634
Total Residential Mortgage-Backed
Securities – Agency (cost $58,321,129)		56,640,987

RESIDENTIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 61.1%
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (j)	48,784	47,522
AMSR Trust
Series 2020-SFR4, Class G1, 4.002%, 11/17/37 (c)	750,000	675,819
Series 2021-SFR3, Class H, 4.896%, 10/17/38 (c)	1,750,000	1,482,764
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	266,033	263,587
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 4.212%, 5/20/36 (a)	5,992	5,259
Series 2008-R4, Class 1A4, 5.470%
(1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	1,187,881	711,123

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount	Value
Chase Mortgage Finance Corp.
Series 2020-CL1, Class M4, 9.488%
(1 Month LIBOR USD + 4.350%), 10/25/57 (c)(h)	$300,183	$290,484
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 4.248%, 12/25/34 (a)	5,671	5,436
COLT Mortgage Loan Trust
Series 2021-3, Class B2, 4.120%, 9/27/66 (a)(c)	1,578,000	1,071,208
Series 2021-4, Class B2, 4.140%, 10/25/66 (a)(c)	2,625,000	1,587,518
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	100,761	12,509
CoreVest American Finance Trust
Series 2019-1, Class E, 5.601%, 3/15/52 (a)(c)	242,500	220,061
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 3.898%, 9/25/34 (a)	286,586	260,858
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	3,561	2,783
Series 2006-OA3, Class 1A1, 5.538%
(1 Month LIBOR USD + 0.400%), 5/25/36 (h)	7,540	6,474
Series 2006-OA9, Class 1A1, 5.348%
(1 Month LIBOR USD + 0.200%), 7/20/46 (h)	22,590	17,509
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class B1, 3.445%, 2/25/50 (a)(c)	4,228,000	3,122,559
Series 2020-AFC1, Class B2, 4.416%, 2/25/50 (a)(c)	5,459,650	4,349,744
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.955%, 5/25/65 (a)(c)	3,200,000	2,580,359
Series 2021-4, Class B2, 4.469%, 11/25/66 (a)(c)	4,000,000	2,459,360
Flagstar Mortgage Trust
Series 2018-1, Class B5, 3.949%, 3/25/48 (a)(c)	1,206,000	746,565
Fort KL
Series 2021-SFR1, Class G, 4.105%, 9/17/38 (c)	2,811,000	2,313,931
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 5.758%
(1 Month LIBOR USD + 0.620%), 10/25/45 (h)	15,915,359	14,441,306
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 5.278%
(1 Month LIBOR USD + 0.140%), 3/25/36 (h)	25,791	9,856
JP Morgan Mortgage Trust
Series 2019-HYB1, Class B4, 4.561%, 10/25/49 (a)(c)	4,941,101	4,784,049
Series 2019-5, Class B6, 4.325%, 11/25/49 (a)(c)	3,620,167	2,113,533
Series 2019-5, Class B5, 4.478%, 11/25/49 (a)(c)	1,232,439	977,331
Series 2020-2, Class B5, 3.827%, 7/25/50 (a)(c)	2,199,437	1,651,288
Series 2020-2, Class B6Z, 7.406%, 7/25/50 (a)(c)	3,780,633	2,525,023
Series 2021-3, Class A3X, 0.500%, 7/25/51 (a)(c)(g)	61,039,906	1,652,799

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount	Value
JP Morgan Wealth Management
Series 2021-CL1, Class M4, 7.723%
(SOFR30A + 2.750%), 3/25/51 (c)(h)	$998,639	$883,249
Series 2021-CL1, Class M5, 8.623%
(SOFR30A + 3.650%), 3/25/51 (c)(h)	679,719	584,283
Lehman Mortgage Trust
Series 2008-4, Class A1, 5.518%
(1 Month LIBOR USD + 0.380%), 1/25/37 (h)	22,256,690	6,606,294
LSTAR Securities Investment Ltd.
Series 2021-1, Class A, 7.834%
(1 Month LIBOR USD + 2.800%), 2/1/26 (c)(h)(j)	902,500	898,781
Series 2023-1, Class A2, 9.310%
(SOFR + 4.500%), 1/1/28 (c)(h)(j)	10,205,089	10,325,215
Merrill Lynch Mortgage Investors Trust
Series 2005-AR1, Class M2, 6.143%
(1 Month LIBOR USD + 1.005%), 6/25/36 (h)	2,204,499	1,877,795
Mill City Mortgage Loan Trust
Series 2019-1, Class B1, 3.500%, 10/25/69 (a)(c)	2,245,863	1,828,715
New Residential Mortgage Loan Trust
Series 2021-NQ2R, Class B1, 3.008%, 10/25/58 (a)(c)	2,034,000	1,620,632
Series 2021-NQ2R, Class B2, 3.963%, 10/25/58 (a)(c)	1,813,000	1,455,386
NMLT Trust
Series 2021-INV1, Class B1, 3.613%, 5/25/56 (a)(c)	2,326,000	1,524,000
PMT Issuer Trust – FMSR
Series 2021-FT1, Class A, 8.138%
(1 Month LIBOR USD + 3.000%), 3/25/26 (c)(h)(j)	3,000,000	2,884,864
Pretium Mortgage Credit Partners LLC
Series 2021-NPL6, Class A2, 5.071%, 7/25/51 (c)(j)	2,503,000	2,187,760
Progress Residential Trust
Series 2020-SFR3, Class H, 6.234%, 10/17/27 (c)	1,000,000	928,818
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (d)	1,555	1,508
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.777%, 6/25/36 (a)(g)	4,985,094	107,408
RAMP Series Trust
Series 2007-RS1, Class A3, 5.478%
(1 Month LIBOR USD + 0.340%), 2/25/37 (h)	9,723,687	2,463,490
Residential Accredit Loans, Inc. Series Trust
Series 2008-QR1, Class 2A1, 5.638%
(1 Month LIBOR USD + 0.500%), 9/25/36 (h)	1,494,554	1,073,656
Series 2006-QS18, Class 1A1, 5.738%
(1 Month LIBOR USD + 0.600%), 12/25/36 (h)	2,616,007	2,168,071

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount	Value
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 5.998%
(1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	$472,409	$462,933
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	416,941,460	1,137,375
Series 2018-2, Class BX, 2.833%, 11/25/57 (a)	3,176,535	1,018,451
Star Trust
Series 2021-SFR2, Class H, 9.258%
(1 Month LIBOR USD + 4.150%), 1/17/24 (c)(h)	2,421,000	2,216,273
Series 2021-SFR1, Class H, 9.631%
(TSFR1M + 4.564%), 4/17/38 (c)(h)	1,000,000	916,676
Starwood Mortgage Residential Trust
Series 2020-INV1, Class B2, 4.261%, 11/25/55 (c)	1,000,000	784,592
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 3.526%, 11/25/35 (a)	25,467	22,785
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)	15,979	14,222
Towd Point Mortgage Trust
Series 2019-HY1, Class B2, 7.288%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,739,000	10,916,749
Series 2019-HY1, Class B3, 7.288%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	6,170,000	5,271,311
Series 2019-1, Class B2, 3.764%, 3/25/58 (a)(c)	4,000,000	2,927,996
Series 2018-6, Class B2, 3.883%, 3/25/58 (a)(c)	2,750,000	2,069,425
Series 2019-HY2, Class B2, 7.388%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	7,815,677
Series 2019-HY2, Class B3, 7.388%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	2,294,000	1,929,899
Series 2019-HY2, Class B4, 7.388%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	1,836,000	1,417,761
Series 2019-HY3, Class B1, 7.138%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	5,514,000	5,140,770
Series 2019-HY3, Class B2, 7.138%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	4,130,000	3,823,331
Series 2019-HY3, Class B3, 7.138%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,106,000	799,877
Series 2019-HY3, Class B4, 7.138%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,105,000	750,066
Verus Securitization Trust
Series 2019-INV3, Class B2, 4.791%, 11/25/59 (a)(c)	1,000,000	875,243
Series 2021-R3, Class B2, 4.070%, 4/25/64 (a)(c)	3,081,000	2,219,158
Series 2021-5, Class B2, 3.941%, 9/25/66 (a)(c)	1,750,000	1,068,178
Series 2021-8, Class B2, 4.334%, 11/25/66 (a)(c)(j)	288,000	193,066

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount/Shares	Value
VOLT LLC
Series 2021-NPL4, Class A2, 4.949%, 3/27/51 (c)(j)	$1,500,000	$1,375,601
Washington Mutual Mortgage Pass-Through
Certificates Series Trust
Series 2007-4, Class 1A5, 7.000%, 6/25/37	5,049,757	2,636,028
Total Residential Mortgage-Backed
Securities – Non-Agency (cost $191,347,617)		147,611,985

PRIVATE PLACEMENT PARTICIPATION AGREEMENT – 0.0%
CCTC Acquisition Partners LLC,
Convertible Promissory Note
12.000%, 2/8/24 (e)(f)(i)	749,058	—
Total Private Placement Participation Agreement
(cost $749,058)		—

MONEY MARKET FUND – 2.4%
First American Government
Obligations Fund – Class Z, 4.925% (b)	5,822,599	5,822,599
Total Money Market Fund (cost $5,822,599)		5,822,599
Total Investments (cost $290,020,111) – 100.4%		242,530,067
Liabilities less Other Assets – (0.4)%		(1,049,271)
TOTAL NET ASSETS – 100.0%		$241,480,796

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of May 31, 2023.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2023.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2023, the value of these investments was $202,394,504 or 83.8% of total net assets.

(d)
Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of May 31, 2023.

(e)
Security valued at fair value using methods determined in good faith by or at the direction of the Fund’s valuation designee. Value determined using significant unobservable inputs.  As of May 31, 2023, the total value of fair valued securities was $0 or 0.0% of total net assets.

(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2023.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

(i)
Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of May 31, 2023, the value of this investment was $0 or 0.0% of total net assets. The security was acquired in February 2018 at a cost of $749,058.

(j)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of May 31, 2023.

FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
TSFR1M – 1 Month Term Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – NON-AGENCY – 8.6%
Enterprise Fleet Financing LLC
Series 2023-FL2, Class A3, 5.500%, 4/22/30 (c)	$2,000,000	$2,002,945
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400%, 4/15/27	950,000	882,249
Series 2021-4A, Class D, 1.960%, 1/17/28	560,000	518,503
GLS Auto Receivables Trust
Series 2020-4A, Class D, 1.640%, 10/15/26 (c)	1,750,000	1,679,060
John Deere Owner Trust
Series 2022-HQA3, Class A2, 3.730%, 6/16/25	889,749	881,278
JPMorgan Chase Bank NA
Series 2021-HRP1, Class C, 0.969%, 12/26/28 (c)	1,930,940	1,857,992
Series 2021-SC01, Class D, 1.138%, 12/26/28 (c)	2,189,103	2,106,765
Mosaic Solar Loan Trust
Series 2020-1A, Class B, 3.100%, 4/20/46 (c)	601,718	509,728
Oxford Finance Funding Trust
Series 2023-1A, Class A2, 6.716%, 2/15/31 (c)	2,166,000	2,155,770
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.130%, 11/16/26	2,500,000	2,383,553
Series 2021-1, Class D, 1.330%, 9/15/27	1,620,000	1,512,517
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 7.886%
(28 Day Auction Rate + 0.000%), 9/15/32 (f)	150,000	148,994
South Carolina Student Loan Corp.
Series 2013-1, Class A, 5.638%
(1 Month LIBOR USD + 0.500%), 1/25/41 (f)	78,068	77,534
World Omni Automobile Lease Securitization Trust
Series 2021-6, Class A4, 0.500%, 11/16/26	1,090,000	1,056,981
Total Asset-Backed Securities – Non-Agency
(cost $17,983,896)		17,773,869

COLLATERALIZED LOAN OBLIGATIONS – 19.5%
Anchorage Capital CLO Ltd.
Series 2014-4RA, Class A, 6.323%
(3 Month LIBOR USD + 1.050%), 1/28/31 (c)(f)	2,365,180	2,344,833
Apidos CLO XV
Series 2013-15A, Class A1RR, 6.260%
(3 Month LIBOR USD + 1.010%), 4/20/31 (c)(f)	1,000,000	990,068
Apidos CLO XXIV
Series 2016-24A, Class A1AL, 6.200%
(3 Month LIBOR USD + 0.950%), 10/20/30 (c)(f)	2,500,000	2,470,000

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount	Value
Atlas Senior Loan Fund IX Ltd.
Series 2018-9A, Class A, 6.120%
(3 Month LIBOR USD + 0.870%), 4/20/28 (c)(f)	$ 228,886	$228,963
Benefit Street Partners CLO V-B Ltd.
Series 2018-5BA, Class A1A, 6.340%
(3 Month LIBOR USD + 1.090%), 4/20/31 (c)(f)	1,680,000	1,659,238
Carlyle Global Market Strategies CLO Ltd.
Series 2014-5A, Class A1RR, 6.400%
(3 Month LIBOR USD + 1.140%), 7/15/31 (c)(f)	2,243,454	2,217,781
Series 2015-AR3, Class 1A, 6.230%
(3 Month LIBOR USD + 0.980%), 7/20/31 (c)(f)	1,700,039	1,679,631
Crestline Denali CLO XVII Ltd.
Series 2018-1A, Class AR, 6.320%
(3 Month LIBOR USD + 1.060%), 10/15/31 (c)(f)	2,500,000	2,475,300
Crown Point CLO IV Ltd.
Series 2018-4A, Class A, 6.350%
(3 Month LIBOR USD + 1.100%), 4/20/31 (c)(f)	2,177,000	2,153,068
Ellington CLO IV Ltd.
Series 2019-4A, Class AR, 6.840%
(3 Month LIBOR USD + 1.580%), 4/15/29 (c)(f)	325,124	324,376
ICG US CLO Ltd.
Series 2015-1A, Class A1R, 6.405%
(3 Month LIBOR USD + 1.140%), 10/19/28 (c)(f)	891,048	883,086
KKR CLO 9 Ltd.
Series 2017-9, Class AR2, 6.210%
(3 Month LIBOR USD + 0.950%), 7/15/30 (c)(f)	642,205	634,011
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 6.550%
(3 Month LIBOR USD + 1.290%), 4/15/29 (c)(f)	1,417,462	1,408,249
Nassau II Ltd.
Series 2017-IIA, Class AL, 6.510%
(3 Month LIBOR USD + 1.250%), 1/15/30 (c)(f)	502,098	498,800
Neuberger Berman Loan Advisers CLO 25 Ltd.
Series 2017-25A, Class AR, 6.192%
(3 Month LIBOR USD + 0.930%), 10/18/29 (c)(f)	2,893,173	2,860,845
OHA Credit Partners VII Ltd.
Series 2012-7A, Class AR3, 6.449%
(3 Month LIBOR USD + 1.070%), 2/20/34 (c)(f)	726,000	711,442
OZLM VI Ltd.
Series 2014-6A, Class A1S, 6.340%
(3 Month LIBOR USD + 1.080%), 4/17/31 (c)(f)	2,955,608	2,911,328

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount	Value
OZLM VIII Ltd.
Series 2014-8A, Class A1R3, 6.240%
(3 Month LIBOR USD + 0.980%), 10/17/29 (c)(f)	$1,803,349	$1,784,935
OZLM XI Ltd.
Series 2015-11A, Class A1R, 6.549%
(3 Month LIBOR USD + 1.250%), 10/30/30 (c)(f)	1,576,534	1,565,260
Regatta XIV Funding Ltd.
Series 2018-3A, Class A, 6.445%
(3 Month LIBOR USD + 1.190%), 10/25/31 (c)(f)	1,000,000	987,430
Saranac CLO III Ltd.
Series 2014-3A, Class ALR, 6.547%
(3 Month LIBOR USD + 1.600%), 6/22/30 (c)(f)	1,433,968	1,426,817
Saranac CLO VII Ltd.
Series 2014-2A, Class A1AR, 6.609%
(3 Month LIBOR USD + 1.230%), 11/20/29 (c)(f)	1,268,940	1,258,177
Sound Point CLO V-R Ltd.
Series 2014-IRA, Class A, 6.412%
(3 Month LIBOR USD + 1.150%), 7/18/31 (c)(f)	1,550,000	1,522,512
Sound Point CLO XXI Ltd.
Series 2018-3A, Class A1A, 6.448%
(3 Month LIBOR USD + 1.180%), 10/26/31 (c)(f)	1,000,000	987,031
Telos CLO Ltd.
Series 2013-4A, Class AR, 6.500%
(3 Month LIBOR USD + 1.240%), 1/17/30 (c)(f)	923,217	914,871
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 6.140%
(3 Month LIBOR USD + 0.880%), 4/15/27 (c)(f)	953,786	947,720
Wellfleet CLO Ltd.
Series 2017-2A, Class A1R, 6.310%
(3 Month LIBOR USD + 1.060%), 10/20/29 (c)(f)	2,263,495	2,241,899
Zais CLO 8 Ltd.
Series 2018-1A, Class A, 6.210%
(3 Month LIBOR USD + 0.950%), 4/15/29 (c)(f)	541,644	538,590
Total Collateralized Loan Obligations
(cost $41,000,513)		40,626,261

COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(d)	293,955	644
Total Commercial Mortgage-Backed Securities – Agency
(cost $1,640)		644

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 21.4%
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2021-FL2, Class C, 7.057%
(1 Month LIBOR USD + 1.950%), 5/15/36 (c)(f)	$1,113,000	$1,041,706
Series 2021-FL2, Class D, 7.607%
(1 Month LIBOR USD + 2.500%), 5/15/36 (c)(f)	3,000,000	2,809,621
Barclays Commercial Mortgage Securities LLC
Series 2019-BWAY, Class A, 6.129%
(1 Month LIBOR USD + 1.070%), 11/15/34 (c)(f)	1,000,000	824,393
BDS Ltd.
Series 2021-FL7, Class D, 7.461%
(1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	3,250,000	3,033,018
Series 2021-FL7, Class E, 7.911%
(1 Month LIBOR USD + 2.800%), 6/16/36 (c)(f)	2,500,000	2,328,167
BrightSpire Capital, Inc.
Series 2021-FL1, Class A, 6.338%
(1 Month LIBOR USD + 1.264%), 8/19/38 (c)(f)(g)	2,400,000	2,319,576
BX Commercial Mortgage Trust
Series 2021-VOLT, Class F, 7.507%
(1 Month LIBOR USD + 2.400%), 9/15/36 (c)(f)	2,500,000	2,325,255
Series 2021-SOAR, Class E, 6.908%
(1 Month LIBOR USD + 1.800%), 6/15/38 (c)(f)	3,392,664	3,235,984
BXMT Ltd.
Series 2020-FL2, Class C, 6.831%
(1 Month LIBOR USD + 1.764%), 2/15/38 (c)(f)(g)	2,950,000	2,502,762
Series 2021-FL4, Class C, 6.857%
(1 Month LIBOR USD + 1.750%), 5/15/38 (c)(f)(g)	3,000,000	2,691,351
Series 2021-FL4, Class D, 7.357%
(1 Month LIBOR USD + 2.250%), 5/15/38 (c)(f)(g)	3,500,000	3,091,911
DBCG Mortgage Trust
Series 2017-BBG, Class C, 6.108%
(1 Month LIBOR USD + 1.000%), 6/15/34 (c)(f)	350,000	341,776
Credit Suisse Mortgage Trust
Series 2019-10A, Class E, 7.257%
(1 Month LIBOR USD + 2.150%), 5/15/36 (c)(f)	1,596,029	1,570,019
GPMT Ltd.
Series 2021-FL3, Class B, 7.061%
(1 Month LIBOR USD + 1.950%), 7/16/35 (c)(f)	1,000,000	908,757
HGI CRE CLO Ltd.
Series 2021-FL1, Class AS, 6.505%
(1 Month LIBOR USD + 1.400%), 6/16/36 (c)(f)(g)	934,000	902,716

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount	Value
HGI CRE CLO Ltd. (Continued)
Series 2021-FL1, Class D, 7.455%
(1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	$2,000,000	$1,834,684
Series 2021-FL1, Class E, 8.055%
(1 Month LIBOR USD + 2.950%), 6/16/36 (c)(f)	750,000	680,883
Series 2021-FL2, Class D, 7.255%
(1 Month LIBOR USD + 2.150%), 9/17/36 (c)(f)(g)	1,500,000	1,380,252
Series 2021-FL2, Class E, 7.555%
(1 Month LIBOR USD + 2.450%), 9/17/36 (c)(f)(g)	2,038,000	1,858,598
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 9/9/32 (c)	2,000,000	1,596,040
Multi-Family Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 7.681%
(1 Month LIBOR USD + 2.614%), 7/15/36 (c)(f)	1,000,000	940,879
Series 2021-FL6, Class C, 6.961%
(1 Month LIBOR USD + 1.850%), 7/16/36 (c)(f)	3,300,000	3,098,512
Series 2021-FL7, Class E, 7.911%
(1 Month LIBOR USD + 2.800%), 10/16/36 (c)(f)	1,700,000	1,480,027
STWD Ltd.
Series 2021-FL2, Class D, 7.911%
(1 Month LIBOR USD + 2.800%), 4/18/38 (c)(f)	2,000,000	1,710,804
Total Commercial Mortgage-Backed Securities –
Non-Agency (cost $48,345,907)		44,507,691

CORPORATE BOND – 0.9%
Korth Direct Mortgage, Inc.
10.000%, 3/25/25 (c)(h)	2,000,000	1,891,250
Total Corporate Bond (cost $1,916,437)		1,891,250

RESIDENTIAL MORTGAGE-BACKED SECURITIES – AGENCY – 24.2%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 2M2, 10.138%
(1 Month LIBOR USD + 5.000%), 11/25/24 (f)	44,036	44,392
Series 2017-C01, Class 1ED1, 6.388%
(1 Month LIBOR USD + 1.250%), 7/25/29 (f)	119,593	119,843
Series 2019-R06, Class 2B1, 8.888%
(1 Month LIBOR USD + 3.750%), 9/25/39 (c)(f)	1,952,987	1,979,486
Series 2020-SBT1, Class 1M2, 8.788%
(1 Month LIBOR USD + 3.650%), 2/25/40 (c)(f)	1,983,000	2,049,549
Series 2021-R01, Class 1M2, 6.523%
(SOFR30A + 1.550%), 10/25/41 (c)(f)	3,350,000	3,304,584

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount	Value
Fannie Mae Connecticut Avenue Securities (Continued)
Series 2021-R01, Class 1B1, 8.073%
(SOFR30A + 3.100%), 10/25/41 (c)(f)	$1,150,000	$1,132,750
Series 2021-R02, Class 2M2, 6.973%
(SOFR30A + 2.000%), 11/25/41 (c)(f)	2,000,000	1,914,001
Series 2021-R03, Class 1M2, 6.623%
(SOFR30A + 1.650%), 12/25/41 (c)(f)	510,000	495,540
Series 2023-R01, Class 1M2, 8.731%
(SOFR30A + 3.750%), 12/25/42 (c)(f)	1,000,000	1,023,713
Series 2023-R03, Class 2M2, 8.715%
(SOFR30A + 3.900%), 4/25/43 (c)(f)	1,460,000	1,476,619
Series 2023-R04, Class 1M2, 8.523%
(SOFR30A + 3.550%), 5/25/43 (c)(f)	2,750,000	2,756,875
Freddie Mac STACR REMIC Trust
Series 2021-HQA1, Class M2AS, 6.223%
(SOFR30A + 1.250%), 8/25/33 (c)(f)	4,292,052	4,304,915
Series 2022-DNA3, Class M18, 7.873%
(SOFR30A + 2.900%), 4/25/42 (c)(f)	3,000,000	2,998,112
Series 2020-DNA1, Class B1, 7.438%
(1 Month LIBOR USD + 2.300%), 1/25/50 (c)(f)	3,300,000	3,244,394
Series 2020-DNA4, Class B1, 11.138%
(1 Month LIBOR USD + 6.000%), 8/25/50 (c)(f)	1,009,286	1,120,623
Series 2020-HQA4, Class B1, 10.388%
(1 Month LIBOR USD + 5.250%), 9/25/50 (c)(f)	954,451	1,013,355
Series 2021-DNA1, Class B1, 7.623%
(SOFR30A + 2.650%), 1/25/51 (c)(f)	1,060,000	1,009,172
Series 2022-DNA7, Class M1A, 7.473%
(SOFR30A + 2.500%), 3/25/52 (c)(f)	1,244,263	1,259,819
Freddie Mac Structured Agency Credit Risk
Series 2017-HQA3, Class M2B, 7.488%
(1 Month LIBOR USD + 2.350%), 4/25/30 (f)	1,490,703	1,496,113
Series 2021-DNA2, Class M2, 7.273%
(SOFR30A + 2.300%), 8/25/33 (c)(f)	4,055,966	4,057,316
Series 2021-DNA2, Class B1, 8.373%
(SOFR30A + 3.400%), 8/25/33 (c)(f)	2,060,000	2,028,926
Series 2021-DNA6, Class M2, 6.473%
(SOFR30A + 1.500%), 10/25/41 (c)(f)	1,285,000	1,239,286
Series 2018-HRP2, Class B1, 9.338%
(1 Month LIBOR USD + 4.200%), 2/25/47 (c)(f)	2,042,000	2,170,190
Series 2018-SPI2, Class M2, 3.834%, 5/25/48 (a)(c)	29,416	27,934
Series 2020-HQA5, Class B1, 8.973%
(SOFR30A + 4.000%), 11/25/50 (c)(f)	1,350,000	1,377,294

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3, Class B1, 8.473%
(SOFR30A + 3.500%), 10/25/33 (c)(f)	$1,500,000	$1,494,458
Series 2021-DNA5, Class B1, 8.023%
(SOFR30A + 3.050%), 1/25/34 (c)(f)	3,269,000	3,171,538
Series 2022-DNA4, Class M1B, 8.323%
(SOFR30A + 3.350%), 5/25/42 (c)(f)	1,000,000	1,010,455
Series 2022-DNA6, Class M1B, 8.673%
(SOFR30A + 3.700%), 9/25/42 (c)(f)	1,000,000	1,032,996
GNMA
Series 2008-55, Class WT, 5.538%, 6/20/37 (a)	5,928	5,913
Total Residential Mortgage-Backed Securities –
Agency (cost $50,314,065)		50,360,161

RESIDENTIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 20.9%
AMSR Trust
Series 2020-SFR4, Class G2, 4.870%, 11/17/37 (c)	2,089,000	1,923,263
Angel Oak Mortgage Trust
Series 2021-3, Class M1, 2.479%, 5/25/66 (a)(c)	620,000	412,759
Bellemeade Re Ltd.
Series 2021-1A, Class M1C, 7.923%
(SOFR30A + 2.950%), 3/25/31 (c)(f)	2,000,000	2,034,117
Series 2021-2A, Class M1C, 6.823%
(SOFR30A + 1.850%), 6/25/31 (c)(f)	3,450,000	3,370,477
Series 2021-3A, Class M1C, 6.523%
(SOFR30A + 1.550%), 9/25/31 (c)(f)	1,725,000	1,670,127
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	9,248
Boston Lending Trust
Series 2021-1, Class M1, 2.000%, 7/25/61 (a)(c)(g)	1,114,125	931,423
Series 2021-1, Class M2, 2.000%, 7/25/61 (a)(c)(g)	518,198	420,749
Brean Asset Backed Securities Trust
Series 2022-RM5, Class A, 4.500%, 9/25/62 (a)(c)	2,173,823	1,976,543
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (e)	5,930	5,879
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M2, 6.323%
(SOFR30A + 1.350%), 2/25/50 (c)(f)	1,082,802	936,743
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33	3	2
Eagle RE Ltd.
Series 2021-1, Class M1C, 7.673%
(SOFR30A + 2.700%), 10/25/33 (c)(f)	3,652,346	3,651,450

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Principal
	Amount	Value
GCAT Trust
Series 2023-NQM1, Class A1, 4.250%, 10/25/57 (a)(c)(g)	$2,356,595	$2,202,812
GSAA Trust
Series 2004-3, Class M1, 6.720%, 4/25/34	33,824	30,492
Home RE Ltd.
Series 2021-1, Class M1C, 7.438%
(1 Month LIBOR USD + 2.300%), 7/25/33 (c)(f)	1,000,000	1,000,575
Series 2021-1, Class M2, 7.988%
(1 Month LIBOR USD + 2.850%), 7/25/33 (c)(f)	1,000,000	1,003,689
IMC Home Equity Loan Trust
Series 1998-3, Class A8, 5.432%, 8/20/29 (g)	1,827	1,828
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 5.962%, 7/25/44 (a)(c)	77,912	76,508
Series 2018-7FRB, Class B3, 6.134%, 4/25/46 (a)(c)	2,667,238	2,474,154
Series 2019-6, Class B3, 4.233%, 12/25/49 (a)(c)	4,162,210	3,712,164
JP Morgan Wealth Management
Series 2021-CL1, Class M3, 6.773%
(SOFR30A + 1.800%), 3/25/51 (c)(f)	1,191,924	1,049,976
Lehman Mortgage Trust
Series 2008-4, Class A1, 5.518%
(1 Month LIBOR USD + 0.380%), 1/25/37 (f)	733,807	217,811
LSTAR Securities Investment Ltd.
Series 2021-1, Class A, 7.834%
(1 Month LIBOR USD + 2.800%), 2/1/26 (c)(f)(g)	225,625	224,695
Series 2023-1, Class A1, 8.310%
(SOFR + 3.500%), 1/1/28 (c)(f)(g)	4,796,591	4,806,365
Radnor RE Ltd.
Series 2022-1, Class M1A, 8.723%
(SOFR30A + 3.750%), 9/25/32 (c)(f)	3,000,000	2,997,065
Series 2021-1, Class M1C, 7.673%
(SOFR30A + 2.700%), 12/27/33 (c)(f)	1,500,000	1,485,353
Star Trust
Series 2021-SFR1, Class E, 6.881%
(1 Month LIBOR USD + 1.814%), 4/17/38 (c)(f)	3,460,000	3,270,547
Towd Point HE Trust
Series 2021-HE1, Class M2, 2.500%, 2/25/63 (a)(c)	1,230,000	1,083,935
Velocity Commercial Capital Loan Trust
Series 2017-2, Class AFL, 6.038%
(1 Month LIBOR USD + 0.900%), 11/25/47 (c)(f)	96,288	95,195
Series 2019-2, Class M3, 3.480%, 7/25/49 (a)(c)	354,410	304,942
Total Residential Mortgage-Backed Securities –
Non-Agency (cost $45,829,332)		43,380,886

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited), Continued

	Shares	Value
MONEY MARKET FUND – 4.2%
First American Government
Obligations Fund – Class Z, 4.925% (b)	8,692,789	$8,692,789
Total Money Market Fund (cost $8,692,789)		8,692,789
Total Investments (cost $214,084,579) – 99.7%		207,233,551
Other Assets less Liabilities – 0.3%		598,904
TOTAL NET ASSETS – 100.0%		$207,832,455

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of May 31, 2023.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2023.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2023, the value of these investments was $189,146,988 or 91.0% of total net assets.

(d)	Interest only security.
(e)
Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of May 31, 2023.

(f)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2023.
(g)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is in effect as of May 31, 2023.
(h)
Security valued at fair value using methods determined in good faith by or at the direction of the Fund's valuation designee. Value determined using significant unobservable inputs.  As of May 31, 2023, the total value of fair valued securities was $1,891,250 or 0.9% of total net assets.

GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

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SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2023 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
ASSETS
Investments in securities, at value
(identified cost $290,020,111
and $214,084,579, respectively)	$242,530,067	$207,233,551
Receivables
Fund shares issued	10,279	1,064,172
Interest	822,099	715,621
Prepaid expenses	36,308	42,925
Total assets	243,398,753	209,056,269

LIABILITIES
Payables
Dividends	848,302	172,243
Fund shares redeemed	635,705	811,120
Due to Adviser	117,828	50,862
Interest expense (Note 7)	2,128	—
Administration and fund accounting fees	92,615	72,904
Sub-transfer agency fees	108,205	47,608
Transfer agent fees and expenses	44,767	21,216
12b-1 distribution fees	13,350	13,176
Audit fees	14,100	13,278
Custody fees	20,486	7,684
Chief Compliance Officer fee	2,138	2,139
Trustee fees and expenses	43	123
Accrued expenses	18,290	11,461
Total liabilities	1,917,957	1,223,814
NET ASSETS	$241,480,796	$207,832,455

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2023 (Unaudited), Continued

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$3,891,203
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	486,267
Net asset value and
redemption price per share	$8.00
Maximum offering price per share (Net asset
value per share divided by 98.00%)	$8.16

Investor Class
Net assets applicable to shares outstanding	$13,072,762	$15,295,029
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	1,636,313	1,656,279
Net asset value, offering and
redemption price per share	$7.99	$9.23

Institutional Class
Net assets applicable to shares outstanding	$224,516,831	$192,537,426
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	28,165,145	20,857,255
Net asset value, offering and
redemption price per share	$7.97	$9.23

COMPONENTS OF NET ASSETS
Paid-in capital	$702,363,680	$241,537,888
Total accumulated deficit	(460,882,884)	(33,705,433)
Net assets	$241,480,796	$207,832,455

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2023 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
INVESTMENT INCOME
Income
Interest	$15,664,303	$7,065,495
Total income	15,664,303	7,065,495

Expenses
Advisory fees (Note 4)	859,762	365,461
Administration and fund
accounting fees (Note 4)	168,295	136,147
Sub-transfer agency expenses (Note 4)	114,261	74,194
Transfer agent fees and expenses (Note 4)	76,409	41,964
Custody fees (Note 4)	30,647	16,092
Registration fees	24,613	22,406
12b-1 fees – Class A (Note 5)	4,984	—
12b-1 fees – Investor Class (Note 5)	19,730	21,578
Audit fees	14,107	13,284
Shareholder reporting	11,218	5,308
Trustees fees and expenses	8,604	8,683
Chief Compliance Officer fee (Note 4)	5,680	5,680
Insurance expense	4,671	2,286
Legal fees	3,355	3,045
Miscellaneous	5,739	4,040
Total expenses before interest
and excise tax expenses and waiver	1,352,075	720,168
Excise tax expense	65,177	—
Interest expense (Note 7)	14,867	431
Total expenses before waiver	1,432,119	720,599
Less: Advisory fee waiver (Note 4)	(39,745)	(72,086)
Net expenses	1,392,374	648,513
Net investment income	14,271,929	6,416,982

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(28,183,362)	(595,413)
Capital gain distributions from
regulated investment companies	—	4
Net change in unrealized
appreciation/(depreciation) on investments	31,682,178	3,724,655
Net realized and unrealized
gain on investments	3,498,816	3,129,246
Net Increase in Net Assets
Resulting from Operations	$17,770,745	$9,546,228

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$14,271,929	$29,881,632
Net realized loss from investments	(28,183,362)	(65,510,278)
Capital gain distributions from
regulated investment companies	—	174
Net change in unrealized
appreciation/(depreciation) on investments	31,682,178	(55,306,882)
Net increase/(decrease) in net assets
resulting from operations	17,770,745	(90,935,354)

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(183,701)	(328,921)
Investor Class	(729,680)	(1,479,115)
Institutional Class	(12,634,751)	(29,361,415)
Total distributions to shareholders	(13,548,132)	(31,169,451)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(103,231,218)	(726,366,839)
Total decrease in net assets	(99,008,605)	(848,471,644)

NET ASSETS
Beginning of period	340,489,401	1,188,961,045
End of period	$241,480,796	$340,489,401

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Class A

	Six Months Ended
	May 31, 2023		Year Ended
	(Unaudited)		November 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	11,563	$91,506	35,264	$324,765
Shares issued on
reinvestments of
distributions	21,353	170,170	35,620	310,537
Shares redeemed	(128,460)	(1,020,130)	(402,897)	(3,481,596)
Net decrease	(95,544)	$(758,454)	(332,013)	$(2,846,294)

Investor Class
	Six Months Ended
	May 31, 2023		Year Ended
	(Unaudited)		November 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	338,635	$2,714,385	457,548	$4,155,550
Shares issued on
reinvestments of
distributions	79,911	635,955	154,517	1,355,553
Shares redeemed	(1,026,354)	(8,158,963)	(4,031,528)	(36,314,030)
Net decrease	(607,808)	$(4,808,623)	(3,419,463)	$(30,802,927)

Institutional Class
	Six Months Ended
	May 31, 2023		Year Ended
	(Unaudited)		November 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	5,513,226	$43,847,461	16,211,079	$148,455,588
Shares issued on
reinvestments of
distributions	870,392	6,912,151	1,906,706	16,802,782
Shares redeemed	(18,723,966)	(148,423,753)	(94,746,703)	(857,975,988)
Net decrease	(12,340,348)	$(97,664,141)	(76,628,918)	$(692,717,618)

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2023	Year Ended
	(Unaudited)	November 30, 2022
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$6,416,982	$6,477,100
Net realized loss from investments	(595,413)	(1,737,515)
Capital gain distributions from
regulated investment companies	4	52
Net change in unrealized
appreciation/(depreciation) on investments	3,724,655	(12,146,962)
Net increase/(decrease) in net assets
resulting from operations	9,546,228	(7,407,325)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(523,539)	(784,739)
Institutional Class	(6,040,457)	(6,075,776)
Total distributions to shareholders	(6,563,996)	(6,860,515)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	7,554,167	(102,369,369)
Total increase/(decrease) in net assets	10,536,399	(116,637,209)

NET ASSETS
Beginning of period	197,296,056	313,933,265
End of period	$207,832,455	$197,296,056

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class

	Six Months Ended
	May 31, 2023		Year Ended
	(Unaudited)		November 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	45,082	$415,371	843,055	$7,992,425
Shares issued on
reinvestments of
distributions	52,401	482,629	78,441	730,430
Shares redeemed	(599,708)	(5,513,516)	(3,370,671)	(31,528,202)
Net decrease	(502,225)	$(4,615,516)	(2,449,175)	$(22,805,347)

Institutional Class
	Six Months Ended
	May 31, 2023		Year Ended
	(Unaudited)		November 30, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6,312,417	$57,949,006	5,796,219	$54,298,349
Shares issued on
reinvestments of
distributions	549,213	5,058,881	566,492	5,264,668
Shares redeemed	(5,522,121)	(50,838,204)	(14,844,708)	(139,127,039)
Net increase/(decrease)	1,339,509	$12,169,683	(8,481,997)	$(79,564,022)

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Class A

	Six Months
	Ended
	May 31, 2023		Year Ended November 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$7.88		$9.64	$9.08	$10.43	$10.50	$10.69

Income from investment operations:
Net investment income^	0.38		0.39	0.26	0.36	0.46	0.53
Net realized and unrealized
gain/(loss) on investments	0.11		(1.73)	0.59	(1.32)	(0.03)	(0.12)
Total from investment operations	0.49		(1.34)	0.85	(0.96)	0.43	0.41

Less distributions:
From net investment income	(0.37)		(0.42)	(0.29)	(0.39)	(0.50)	(0.60)
Total distributions	(0.37)		(0.42)	(0.29)	(0.39)	(0.50)	(0.60)
Net asset value, end of period	$8.00		$7.88	$9.64	$9.08	$10.43	$10.50

Total return	6.31	%+	-14.15%	9.45%	-9.14%	4.19%	3.91%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$3,891		$4,586	$8,810	$10,256	$33,799	$24,483
Ratio of expenses to
average net assets*:
Before waiver	1.24	%++	1.12%	1.05%	1.09%	1.02%	1.00%
After waiver	1.21	%++	1.12%	1.05%	1.09%	1.02%	1.00%
Ratio of net investment income
to average net assets:
Before waiver	9.57	%++	4.05%	2.77%	3.83%	4.38%	4.97%
After waiver	9.60	%++	4.05%	2.77%	3.83%	4.38%	4.97%
Portfolio turnover rate	12	%+	13%	78%	79%	118%	137%

^	Based on average shares outstanding.
*	Includes interest expense of 0.05% for the year ended November 30, 2022. Includes interest and tax expenses of 0.06% for the six months ended May 31, 2023.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	May 31, 2023		Year Ended November 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$7.87		$9.63	$9.07	$10.43	$10.50	$10.69

Income from investment operations:
Net investment income^	0.39		0.38	0.26	0.36	0.46	0.51
Net realized and unrealized
gain/(loss) on investments	0.10		(1.71)	0.59	(1.33)	(0.03)	(0.10)
Total from investment operations	0.49		(1.33)	0.85	(0.97)	0.43	0.41

Less distributions:
From net investment income	(0.37)		(0.43)	(0.29)	(0.39)	(0.50)	(0.60)
Total distributions	(0.37)		(0.43)	(0.29)	(0.39)	(0.50)	(0.60)
Net asset value, end of period	$7.99		$7.87	$9.63	$9.07	$10.43	$10.50

Total return	6.32	%+	-14.16%	9.46%	-9.24%	4.19%	3.92%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$13,073		$17,668	$54,546	$73,022	$205,755	$225,054
Ratio of expenses to
average net assets*:
Before waiver	1.24	%++	1.12%	1.05%	1.09%	1.02%	1.01%
After waiver	1.21	%++	1.12%	1.05%	1.09%	1.02%	1.01%
Ratio of net investment income
to average net assets:
Before waiver	9.72	%++	4.05%	2.77%	3.81%	4.38%	4.77%
After waiver	9.75	%++	4.05%	2.77%	3.81%	4.38%	4.77%
Portfolio turnover rate	12	%+	13%	78%	79%	118%	137%

^	Based on average shares outstanding.
*	Includes interest expense of 0.05% for the year ended November 30, 2022. Includes interest and tax expenses of 0.06% for the six months ended May 31, 2023.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	May 31, 2023		Year Ended November 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$7.86		$9.61	$9.05	$10.44	$10.51	$10.70

Income from investment operations:
Net investment income^	0.40		0.39	0.29	0.38	0.48	0.55
Net realized and unrealized
gain/(loss) on investments	0.09		(1.69)	0.59	(1.36)	(0.02)	(0.11)
Total from investment operations	0.49		(1.30)	0.88	(0.98)	0.46	0.44

Less distributions:
From net investment income	(0.38)		(0.45)	(0.32)	(0.41)	(0.53)	(0.63)
Total distributions	(0.38)		(0.45)	(0.32)	(0.41)	(0.53)	(0.63)
Net asset value, end of period	$7.97		$7.86	$9.61	$9.05	$10.44	$10.51

Total return	6.33	%+	-13.87%	9.75%	-9.28%	4.45%	4.20%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$224,517		$318,235	$1,125,605	$1,065,862	$2,088,703	$1,693,755
Ratio of expenses to
average net assets*:
Before waiver	0.99	%++	0.87%	0.80%	0.84%	0.77%	0.76%
After waiver	0.96	%++	0.87%	0.80%	0.84%	0.77%	0.76%
Ratio of net investment income
to average net assets:
Before waiver	9.95	%++	4.30%	3.02%	4.04%	4.63%	5.13%
After waiver	9.98	%++	4.30%	3.02%	4.04%	4.63%	5.13%
Portfolio turnover rate	12	%+	13%	78%	79%	118%	137%

^	Based on average shares outstanding.
*	Includes interest expense of 0.05% for the year ended November 30, 2022. Includes interest and tax expenses of 0.06% for the six months ended May 31, 2023.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	May 31, 2023		Year Ended November 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$9.11		$9.63	$9.56	$9.89	$9.87	$9.92

Income from investment operations:
Net investment income^	0.27		0.21	0.14	0.18	0.28	0.26
Net realized and unrealized
gain/(loss) on investments	0.13		(0.48)	0.08	(0.33)	0.03	(0.05)
Total from investment operations	0.40		(0.27)	0.22	(0.15)	0.31	0.21

Less distributions:
From net investment income	(0.28)		(0.25)	(0.15)	(0.18)	(0.29)	(0.26)
Total distributions	(0.28)		(0.25)	(0.15)	(0.18)	(0.29)	(0.26)
Net asset value, end of period	$9.23		$9.11	$9.63	$9.56	$9.89	$9.87

Total return	4.43	%+	-2.80%	2.25%	-1.43%	3.20%	2.17%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$15,295		$19,655	$44,379	$60,465	$88,502	$62,155
Ratio of expenses to
average net assets:
Before fee waiver	0.92	%++	0.91%	0.87%	0.88%	0.90%	1.07%
After fee waiver	0.85	%++	0.86%*	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income
to average net assets:
Before fee waiver	5.83	%++	2.34%	1.48%	1.87%	2.77%	2.37%
After fee waiver	5.90	%++	2.39%	1.50%	1.90%	2.82%	2.59%
Portfolio turnover rate	28	%+	42%	83%	107%	131%	158%

^	Based on average shares outstanding.
*	Includes interest expense of 0.01%.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	May 31, 2023		Year Ended November 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value,
beginning of period	$9.10		$9.63	$9.55	$9.90	$9.88	$9.93

Income from investment operations:
Net investment income^	0.28		0.25	0.17	0.20	0.30	0.28
Net realized and unrealized
gain/(loss) on investments	0.14		(0.50)	0.08	(0.34)	0.03	(0.04)
Total from investment operations	0.42		(0.25)	0.25	(0.14)	0.33	0.24

Less distributions:
From net investment income	(0.29)		(0.28)	(0.17)	(0.21)	(0.31)	(0.29)
Total distributions	(0.29)		(0.28)	(0.17)	(0.21)	(0.31)	(0.29)
Net asset value, end of period	$9.23		$9.10	$9.63	$9.55	$9.90	$9.88

Total return	4.67	%+	-2.66%	2.61%	-1.28%	3.38%	2.45%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$192,537		$177,641	$269,554	$327,719	$361,705	$105,295
Ratio of expenses to
average net assets:
Before fee waiver	0.67	%++	0.66%	0.62%	0.63%	0.65%	0.82%
After fee waiver	0.60	%++	0.61%*	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income
to average net assets:
Before fee waiver	6.10	%++	2.59%	1.73%	2.06%	2.96%	2.57%
After fee waiver	6.17	%++	2.64%	1.75%	2.09%	3.01%	2.79%
Portfolio turnover rate	28	%+	42%	83%	107%	131%	158%

^	Based on average shares outstanding.
*	Includes interest expense of 0.01%.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The Semper MBS Total Return Fund and the Semper Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Semper MBS Total Return Fund (“Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation.  The investment objective of the Semper Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital.  Each Fund currently offers Investor Class shares and Institutional Class shares and the Total Return Fund offers Class A shares.  The Total Return Fund Class A shares may be subject to a 2.00% front-end sales load.  The Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013 and the Class A shares commenced operations on December 18, 2015.  The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund will be liable for an excise tax on the amount by which it does not meet the distribution requirements and will accrue an excise tax liability at the time that the liability can be estimated and is probable.  During the six months ended May 31, 2023, the Total Return Fund incurred $65,177 of excise tax expense on a portion of its distributable net investment income.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of high amortized cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date.  Non-cash interest income included in interest income, if any, is recorded at the fair market value of additional par received.  Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations.  Distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds declare dividends from net investment income daily and distribute the dividends to shareholders monthly.  The Funds distribute any realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

D.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  At May 31, 2023, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933.  All Rule 144A securities except for eight securities in the Total Return Fund and three securities in the Short Duration Fund have been classified as liquid under the Funds’ liquidity risk management program.  At May 31, 2023, the Total Return Fund held $16,731,476 or 6.9% and the Short Duration Fund held $5,939,817 or 2.9% in 144A securities classified as illiquid.  Other restricted investments held by the Funds at May 31, 2023 are disclosed in the notes to the schedules of investments.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2023, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Market values for fixed income securities are normally determined on the basis of valuations provided by independent pricing services.  Each independent pricing service typically values securities based on one or more inputs as described below.  Securities that use similar valuation techniques and inputs as described below are categorized as level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values are generally categorized as level 3.

Mortgage- and Asset-Backed Securities:  Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government Securities:  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

Other Debt Securities: Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service provider using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Semper Capital Management, L.P. (“Adviser”),  as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2023:

Total Return Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities – Non-Agency	$—	$1,791,281	$—	$1,791,281
Commercial Mortgage-Backed
Securities – Agency	—	318	—	318
Commercial Mortgage-Backed
Securities – Non-Agency	—	30,662,897	—	30,662,897
Residential Mortgage-Backed
Securities – Agency	—	56,640,987	—	56,640,987
Residential Mortgage-Backed
Securities – Non-Agency	—	147,611,985	—	147,611,985
Total Fixed Income	—	236,707,468	—	236,707,468
Private Placement
Participation Agreement	—	—	—	—
Money Market Fund	5,822,599	—	—	5,822,599
Total Investments	$5,822,599	$236,707,468	$—	$242,530,067

Short Duration Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities – Non-Agency	$—	$17,773,869	$—	$17,773,869
Collateralized Loan Obligations	—	40,626,261	—	40,626,261
Commercial Mortgage-Backed
Securities – Agency	—	644	—	644
Commercial Mortgage-Backed
Securities – Non-Agency	—	44,507,691	—	44,507,691
Corporate Bond	—	—	1,891,250	1,891,250
Residential Mortgage-Backed
Securities – Agency	—	50,360,161	—	50,360,161
Residential Mortgage-Backed
Securities – Non-Agency	—	43,380,886	—	43,380,886
Total Fixed Income	—	196,649,512	1,891,250	198,540,762
Money Market Fund	8,692,789	—	—	8,692,789
Total Investments	$8,692,789	$196,649,512	$1,891,250	$207,233,551

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

The following is a reconciliation of the Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Residential MBS – Non-Agency
Balance as of November 30, 2022	$10,895,369
Accrued discounts/premiums	21,269
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	121,678
Purchases	18,930
Sales	—
Transfers in and/or out of Level 3	(11,057,246)
Balance as of May 31, 2023	$—

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2023, and still classified as level 3 was $0.

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Corporate Bond
Balance as of November 30, 2022	$1,891,250
Accrued discounts/premiums	19,964
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(19,964)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of May 31, 2023	$1,891,250

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2023, and still classified as level 3 was $(19,964).

The following is a summary of quantitative information about level 3 valued measurements:

Short Duration Fund

		Valuation	Unobservable
	5/31/23	Technique(s)	Input	Input/Range
Corporate Bond	$1,891,250	Market	Prior/Recent	$94.56
		Transaction	Transaction
Method

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets.  For the six months ended May 31, 2023, the Funds did not enter into derivatives transactions.

Accounting Pronouncements – In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Secured Overnight Financing Rate (“SOFR”) is the main replacement for LIBOR in certain financial contracts after June 30, 2023.  Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the Funds’ investments, debt securities and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee.  For the Total Return Fund, the fees are calculated at an annual rate of 0.60% of the Fund’s average daily net assets for the first $1.5 billion of assets, 0.55% of the Fund’s average daily net assets for the next $1 billion of assets, and 0.50% of the Fund’s average daily net assets in excess of $2.5 billion.  For the Short Duration Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.35% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2023, the advisory fees incurred by the Funds are disclosed in the statements of operations.

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing the Funds with office space and certain administrative services. Medalist Partners LP (“Medalist” or the “Sub-Adviser”) acts as the Sub-Adviser to the Funds. The Sub-Adviser provides investment research assistance to the Adviser. For its services, the Adviser will pay the Sub-Adviser a management fee. The management fee paid to the Sub-Adviser is paid by the Adviser and not the Funds.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

Each Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses).  The Total Return Fund expenses are limited to 0.90% of the average daily net assets of the Fund and the Short Duration Fund expenses are limited to 0.60% of the average daily net assets of the Fund.  Any such reductions made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of:  (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  Such reimbursement may not be paid prior to each Fund’s payment of current ordinary operating expenses.

During the six months ended May 31, 2023, the Adviser reduced it fees and absorbed Fund expenses in the amount of $39,745 and $72,086 in the Total Return Fund and the Short Duration Fund, respectively. The Adviser did not recoup management fees during the six months ended May 31, 2023.  Any amount due from the Adviser is paid monthly to each Fund.  The expense limitation will remain in effect through at least March 29, 2024 and may be terminated only by the Trust’s Board of Trustees.  The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Total Return Fund		Short Duration Fund
Expiration	Amount	Expiration	Amount
5/31/26	$39,745	11/30/23	$71,585
	$39,745	11/30/24	73,061
		11/30/25	152,632
		5/31/26	72,086
			$369,364

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2023 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

The Funds have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agency services that would otherwise be executed by Fund Services.  These sub-transfer agency services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. Sub-transfer agency expenses paid by the Funds for the six months ended May 31, 2023 are disclosed in the statements of operations.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the Total Return Fund’s Class A.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2023, the 12b-1 distribution fees incurred by the Funds are disclosed in the statements of operations.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Total Return Fund	$32,447,526	$138,802,034	$1,292	$5,265
Short Duration Fund	59,158,033	56,052,118	—	277,108

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

NOTE 7 – LINES OF CREDIT

The Total Return Fund and the Short Duration Fund have a secured line of credit in the amount of $100,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2023, the Funds drew upon their line of credit. The Total Return Fund had an average daily outstanding balance of $395,049, a weighted average interest rate of 7.03%, paid interest expense of $14,867 and had a maximum amount outstanding of $7,458,000.  The Short Duration Fund had a one day balance of $1,938,000, a weighted average interest rate of 7.50%, and paid interest expense of $431.  At May 31, 2023, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended May 31, 2023 and the year ended November 30, 2022 was as follows:

	Total Return Fund		Short Duration Fund
	May 31, 2023	Nov. 30, 2022	May 31, 2023	Nov. 30, 2022
Ordinary income	$13,548,132	$31,169,451	$6,563,996	$6,860,515

As of November 30, 2022, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Total	Short
	Return Fund	Duration Fund
Cost of investments (a)	$426,060,114	$206,283,442
Gross unrealized appreciation	4,517,485	180,305
Gross unrealized depreciation	(83,839,494)	(10,755,988)
Net unrealized depreciation (a)	(79,322,009)	(10,575,683)
Undistributed ordinary income	1,814,755	378,161
Undistributed long-term capital gains	—	—
Total distributable earnings	1,814,755	378,161
Other accumulated gains/(losses)	(387,598,243)	(26,490,143)
Total accumulated earnings/(losses)	$(465,105,497)	$(36,687,665)

(a)
The book basis and tax basis cost are the same in the Short Duration Fund.  The difference between book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales in the Total Return Fund. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, tax adjustments to dividends payable and partnerships.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

As of November 30, 2022, the Funds had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	Short-Term Indefinite	Long-Term Indefinite
Total Return Fund	$208,830,296	$177,731,124
Short Duration Fund	20,600,411	5,772,306

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price or achieve its desired level of

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

exposure to a certain sector. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by a Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

•
Risks Associated with Mortgage-Backed and Other Asset-Backed Securities – In addition to the risks associated with other fixed income securities, mortgage-backed and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The liquidity of these assets may change over time.

•
Residential Mortgage-Backed Securities Risk – RMBS are subject to the risks generally associated with mortgage-backed securities. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.

•
Credit Risk Transfer Securities Risk – Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the government sponsored entity and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored entity fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored entities or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

•
Privately Issued Mortgage-Related Securities Risk – MBS issued or guaranteed by private issuers is also known as “non-agency MBS”. Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment. The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by a Fund with respect to such payments. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due is more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a Fund to sell these securities.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2023, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Total Return Fund	Reliance Trust Co.	34.7%
Short Duration Fund	Charles Schwab & Co., Inc.	39.7%

NOTE 11 – CHANGE IN OFFICER

Ms. Lillian Kabakali was approved by the Board as an Assistant Secretary effective July 10, 2023.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2023 (Unaudited), Continued

NOTE 12 – REPORT OF THE FUNDS’ SHAREHOLDER MEETING

A Special Meeting of shareholders of the Semper MBS Total Return Fund and Semper Short Duration Fund (the “Funds”) took place on February 15, 2023, to approve two proposals:

•	PROPOSAL 1 – To Approve an Investment Sub-Advisory Agreement between Semper Capital Management, L.P. and Medalist Partners, LP on behalf of the Funds; and

•
PROPOSAL 2 – To Approve a “Manager of Managers” arrangement that would grant each Fund and Semper Capital Management, L.P. greater flexibility to change sub-advisory arrangements without shareholder approval.

All Fund shareholders of record at the close of business on December 12, 2022 (the “Record Date”), were entitled to vote. As of the Record Date, the Semper MBS Total Return Fund had 41,833,333 shares outstanding and the Semper Short Duration Fund had 21,479,590 shares outstanding. For the Semper MBS Total Return Fund, 29,072,406 shares entitled to vote were present in person or by proxy, and for the Semper Short Duration Fund, 13,115,739 shares entitled to vote were present in person or by proxy.

With respect to PROPOSAL 1, for the Semper MBS Total Return Fund, of the 29,072,406 shares present in person or by proxy, 28,937,992 shares or 99.54% voted in favor (representing 69.17% of total outstanding shares), 64,624 shares voted against (representing 0.15% of total outstanding shares), and 69,788 shares abstained from voting (representing 0.17% of total outstanding shares). For the Semper Short Duration Fund, of the 13,115,739 shares present in person or by proxy, 13,075,831 shares or 99.70% voted in favor (representing 60.88% of total outstanding shares), 33,912 shares voted against (representing 0.16% of total outstanding shares), and 5,995 shares abstained from voting (representing 0.03% of total outstanding shares).

With respect to PROPOSAL 2, for the Semper MBS Total Return Fund, of the 29,072,406 shares present in person or by proxy, 28,843,707 shares or 99.21% voted in favor (representing 68.95% of total outstanding shares), 161,258 shares voted against (representing 0.39% of total outstanding shares), and 67,441 shares abstained from voting (representing 0.16% of total outstanding shares). For the Semper Short Duration Fund, of the 13,115,739 shares present in person or by proxy, 9,221,501 shares or 70.31% voted in favor (representing 42.93% of total outstanding shares), 3,890,561 shares voted against (representing 18.11% of total outstanding shares), and 3,675 shares abstained from voting (representing 0.02% of total outstanding shares).

Accordingly, both PROPOSALS 1 and 2 were approved.

SEMPER FUNDS

NOTICE TO SHAREHOLDERS at May 31, 2023 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-736-7799 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-736-7799.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available, upon request, by calling 1-855-736-7799.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Semper Short Duration Fund
Semper MBS Total Return Fund

At meetings held on October 18, 2022 and December 7-8, 2022, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Semper Capital Management, L.P. (the “Adviser”) on behalf of the Semper Short Duration Fund (the “Short Duration Fund”) and the Semper MBS Total Return Fund (the “MBS Fund”) (together the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser, and the services provided by the Adviser to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.	THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

the Short Duration Fund and MBS Fund as of June 30, 2022, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and the Adviser’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Short Duration Fund: The Board noted that the Fund underperformed the Morningstar peer group for the one-, three- and five-year periods and outperformed for the ten-year period ended June 30, 2022. The Board also noted that the Fund underperformed the Cohort average for the one-, three-, five- and ten-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had outperformed both its primary and secondary benchmark indices over the one-, five- and ten-year periods and underperformed for the three-year period ended June 30, 2022.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund performed in line with the similarly managed account composite for the one-, three-, and five-year periods and outperformed for the ten-year period.

MBS Total Return Fund: The Board noted that the Fund underperformed the Morningstar peer group and Cohort average for the one-, three- and five-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-year period and underperformed for the three- and five-year periods ended June 30, 2022.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed account composite for the one-year period and outperformed for the three-, and five-year periods.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and the total fees and expenses of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Short Duration Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.60%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board took into consideration that the contractual management fee was below the Cohort’s median and average, but that the Fund’s net expense ratio was above the Cohort’s median and average. The Board considered that the Fund’s net expense ratio was above its Morningstar peer group average. The Board also considered the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s similarly managed separate account clients, primarily as a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund.

MBS Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.90%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board took into consideration that the contractual management fee was below the Cohort’s average and equal to the median, while the net expense ratio was below the Cohort average and median. The Board noted that the Fund’s net expense ratio was below the Morningstar peer group average. The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were higher than the Adviser’s similarly managed separate account clients, primarily as a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund. The Board also considered the Adviser’s representation that none of the separate accounts were managed identically to the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps, but noted that for the MBS Fund, expenses are currently running below its Expense Cap. The Board additionally noted that the Adviser has represented that it continues to reinvest free cash into growing its resources. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, such as Rule 12b-1 fees. The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Adviser in exchange for Fund brokerage. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration Fund and the MBS Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

SEMPER FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENT (Unaudited)

Semper Short Duration Fund
Semper MBS Total Return Fund

At meetings held on October 18, 2022 and December 7-8, 2022, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, Semper Capital Management, L.P. (the “Adviser”) and Medalist Partners, LP (the “Sub-Adviser”) on behalf of the Semper Short Duration Fund (the “Short Duration Fund”) and the Semper MBS Total Return Fund (the “MBS Fund”) (together the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Sub-Adviser and the services to be provided by the Sub-Adviser, to the Funds under the Sub-Advisory Agreement. With respect to the Sub-Adviser, the Board authorized Trust officers to call a shareholder meeting to approve the Sub-Advisory Agreement as well as approve a manager-of-managers structure for the Funds. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Sub-Advisory Agreement:

The Board believes that the terms and conditions of the Sub-Advisory Agreement are fair to, and in the best interests of, the Funds and their shareholders. The Board was presented with information demonstrating that the Sub-Advisory Agreement would enable each Fund’s shareholders to continue to obtain quality services at a cost that was fair and reasonable.

In considering the Sub-Advisory Agreement, the Board took into consideration (i) the nature, extent, and quality of the services to be provided by the Sub-Adviser; (ii) the historical performance of the Funds; (iii) the estimated cost of the services to be provided by the Sub-Adviser and the fact that the sub-advisory fee will be paid entirely by the Adviser; (iv) any fall-out benefits that may be enjoyed by the Sub-Adviser or its affiliates; (v) comparative fee information for other accounts managed by the Sub-Adviser; (vi) the portfolio manager for the Funds will remain the same; and (vii) other factors the Board deemed to be relevant.

Among other things, representatives from the Sub-Adviser provided an overview of their advisory business, including key personnel, the firm’s compliance infrastructure, and the firm’s rigorous investment research process. The Sub-Adviser provided the Board with prior performance data of a private fund that invests in structured fixed income securities, which the Board found to be acceptable. The Board then discussed the materials and oral presentation that it had received and any other information that the Board received at the meetings and deliberated on the

SEMPER FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENT (Unaudited), Continued

approval of the Sub-Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED. The Board noted the responsibilities that the Sub-Adviser would have under the proposed investment sub-advisory agreement. The Board noted the Adviser believes that the engagement of the Sub-Adviser should enhance the quality of research services that are being provided to the Funds. In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance infrastructure and the determination by the Adviser that the Sub-Adviser has appropriate compliance policies and procedures in place. The Board noted that it had previously received a copy of the Sub-Adviser’s registration form (“Form ADV”), as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the team members that would primarily be responsible for making recommendations to the Adviser. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations.

After discussion, the Independent Trustees concluded that the Sub-Adviser has the appropriate personnel and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement and that the nature, overall quality, cost, and extent of such services was expected to be satisfactory.

COSTS OF SERVICES PROVIDED AND ECONOMIES OF SCALE. The Board reviewed the sub-advisory fees to be paid by the Adviser to the Sub-Adviser for its services to the Funds under the Sub-Advisory Agreement. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Funds and noted that the sub-advisory fees paid to the Sub-Adviser under the Sub-Advisory Agreement reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser based on the nature of the services to be provided and size of the Funds. The Board further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid by the Funds to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Funds.

The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. The Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

SEMPER FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENT (Unaudited), Continued

CONCLUSION. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.

SEMPER FUNDS

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-855-736-7799 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SEMPER FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, New York 10017

Sub-Adviser
Medalist Partners LP
777 Third Avenue, Suite 1402
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-736-7799 (855-SEM-PRXX)

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-855-736-7799 (855-SEM-PRXX).  Statements and other information herein are dated and are subject to change.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   8/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date   8/7/2023

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial
Officer

Date   8/7/2023

* Print the name and title of each signing officer under his or her signature.